Risk Management	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
RISK MANAGEMENT	RISK MANAGEMENT
31.1    Accounting policies
Operating activities expose the Company and its subsidiaries to the following financial risks: (i) market risk, related to interest rate, fuel price and exchange rate, (ii) credit risk and (iii) liquidity risk.
The risks are monitored by the Company’s management and can be mitigated through the use of swaps, futures and options contracts, in the oil market,, US dollar and interest .
All activities with financial instruments for risk management are carried out by specialists with skill, experience and adequate supervision. It is the Company's policy not to enter into derivative transactions for speculative purposes.
31.2    Accounting classification and fair value hierarchy of financial instruments
The following hierarchy is used to determine the fair value of financial instruments:
Level 1: quoted prices, without adjustment, in active markets for identical assets and liabilities;
Level 2: other techniques for which all inputs that have a significant effect on the fair value recorded are directly or indirectly observable; and
Level 3: techniques that use data that have a significant effect on the fair value recorded that are not based on observable market data.
The accounting classifications and the fair value hierarchy of the Company's consolidated financial instruments are shown below:

		Carrying amount		Fair value
		December 31,		December 31,
Description	Level	2022	2021	2022	2021

Assets
Cash and cash equivalents	2	668,348	3,073,799	668,348	3,073,799
Short-term investments	2	733,043	908,149	733,043	908,149
Accounts receivable	—	1,803,998	997,893	1,803,998	997,893
Aircraft sublease	—	176,053	274,198	176,053	274,198
Security deposits and maintenance reserves	—	2,539,561	1,964,419	2,539,561	1,964,419
Derivative financial instruments	2	271,950	353,817	271,950	353,817

Liabilities
Loans and financing	—	(8,519,447)	(9,381,945)	(7,474,137)	(8,973,383)
Loans and financing - conversion right	2	(116,971)	(636,786)	(116,971)	(636,786)
Leases	—	(14,582,833)	(14,890,575)	(14,582,833)	(14,890,575)
Accounts payable	—	(2,949,814)	(1,872,680)	(2,949,814)	(1,872,680)
Reverse factoring	—	(753,352)	(3,694)	(753,352)	(3,694)
Airport fees	—	(1,334,769)	(978,702)	(1,334,769)	(978,702)
Reimbursement to customers	—	(13,822)	(173,686)	(13,822)	(173,686)
Insurance payable	—	(84,985)	(92,793)	(84,985)	(92,793)
Derivative financial instruments	2	(244,575)	(287,051)	(244,575)	(287,051)
31.3    Market risks
31.3.1    Interest rate risk
To mitigate losses linked to interest rate fluctuations, the Company had, as of December 31, 2022, swap contracts (note 21.2).
31.3.1.1 Sensitivity analysis
As of December 31, 2022, the Company held financial assets and liabilities linked to various types of rates. In the sensitivity analysis of non-derivative financial instruments, the impact on annual interest was only considered on positions with values exposed to such fluctuations:

	Consolidated
	Exposure to CDI		Exposure to SOFR		Exposure to LIBOR rate
Description	Rate (p.a.)	December 31, 2022	Rate (p.a.)	December 31, 2022	Weighted rate (p.a.)	December 31, 2022

Exposed liabilities, net	13.7%	(670,898)	4.3%	(250,659)	5.0%	(355,118)

Effect on profit or loss
Interest rate devaluation by -50%	6.8%	48,568	2.2%	5,389	2.5%	8,832
Interest rate devaluation by -25%	10.2%	24,284	3.2%	2,695	3.7%	4,416
Interest rate appreciation by 50%	20.5%	(48,568)	6.5%	(5,389)	7.5%	(8,832)
Interest rate appreciation by 25%	17.1%	(24,284)	5.4%	(2,695)	6.2%	(4,416)
Assets and liabilities linked to LIBOR are being reviewed and will be restated at the published alternative rates. The Company estimates that the updated cash flows will be economically equivalent to the original ones.
31.3.2    Fuel price risk (“QAV”)
The price of fuel may vary depending on the volatility of the price of crude oil and its derivatives. To mitigate losses linked to variations in the fuel market, the Company had, as of December 31, 2022, forward transactions on fuel (note 21.2).
31.3.2.1 Sensitivity analysis
The following table demonstrates the sensitivity analysis in US dollars of the price fluctuation of QAV liter:

	Exposure to price
Description	Average price per liter (in reais)	December 31, 2022

Aircraft fuel	5.45	(6,561,288)

Effect on profit or loss
Devaluation by -50%	2.73	3,280,644
Devaluation by -25%	4.09	1,640,322
Appreciation by 50%	8.18	(3,280,644)
Appreciation by 25%	6.81	(1,640,322)
31.3.3    Foreign exchange risk
The foreign exchange risk arises from the possibility of unfavorable exchange differences to which the Company's cash flows are exposed. To mitigate losses linked to exchange rate variations, the Company had, as of December 31, 2022, foreign currency forward contracts (note 21.2).
The exposure to the main exchange differences is as follows:

	Exposure to US$		Exposure to €
	December 31,		December 31,
Description	2022	2021	2022	2021

Assets
Cash and cash equivalents	56,487	244,239	8,052	4,352
Short-term investments	—	—	733,043	906,719
Accounts receivable	166,012	100,640	—	—
Aircraft sublease	176,053	274,198	—	—
Security deposits and maintenance reserves	2,471,349	1,918,517	—	—
Other assets	12,636	154,198	—	—
Total assets	2,882,537	2,691,792	741,095	911,071

Liabilities
Loans and financing	(7,299,291)	(8,506,445)	—	—
Leases	(14,525,385)	(14,814,400)	—	—
Accounts payable	(1,051,379)	(624,162)	—	—
Provisions and other liabilities	(3,020,947)	(3,808,012)	—	—
Total liabilities	(25,897,002)	(27,753,019)	—	—
Net exposure	(23,014,465)	(25,061,227)	741,095	911,071
Net exposure in foreign currency	(4,410,845)	(4,490,857)	133,066	144,134
31.3.3.1 Sensitivity analysis

	Exposure to US$		Exposure to €
Description	Closing rate	December 31, 2022	Closing rate	December 31, 2022

Exposed assets (liabilities), net	5.2177	(23,014,465)	5.5694	741,095

Effect on profit or loss
Foreign currency devaluation by -50%	2.6089	11,507,233	2.7847	(370,548)
Foreign currency devaluation by -25%	3.9133	5,753,616	4.1771	(185,274)
Foreign currency appreciation by 50%	7.8266	(11,507,233)	8.3541	370,548
Foreign currency appreciation by 25%	6.5221	(5,753,616)	6.9618	185,274
31.4    Credit risk
Credit risk is inherent to the Company's operating and financial activities, mainly disclosed in cash and cash equivalents, short-term investments, accounts receivable, aircraft sublease, security deposits and maintenance reserves. Financial assets classified as cash and cash equivalents and short-term investments are deposited with counterparties that have a minimum investment grade rating in the assessment made by agencies S&P Global Ratings, Moody's or Fitch (between AAA and A+). The TAP Bond is guaranteed by intellectual property rights and credits related to the TAP mileage program.
Credit limits are established for all customers based on internal classification criteria and the carrying amounts represent the maximum credit risk exposure. Outstanding receivables from customers are frequently monitored by the Company and, when necessary, allowances for expected credit losses are recognized.
Derivative financial instruments are contracted on the over-the-counter market (OTC) from counterparties with a minimum investment grade rating, or on commodities and futures exchanges (B3 and NYMEX), which substantially mitigates the credit risk. The Company assesses the risks of counterparties in financial instruments and diversifies the its exposure periodically.
31.5    Liquidity risk
The maturity schedules of the Company’s consolidated financial liabilities as of December 31, 2022 are as follows:

	December 31, 2021
Description	Carrying amount	Contractual cash flows	Until 1 year	From 2 to 5 years	After 5 years

Loans and financing	8,636,418	10,978,339	1,723,529	9,244,796	10,014
Leases	14,582,833	26,789,197	4,387,911	13,889,255	8,512,031
Accounts payable	2,949,814	2,949,814	2,432,843	516,943	28
Reverse factoring (a)	753,352	765,610	765,610	—	—
Airport fees	1,334,769	1,334,769	831,897	206,746	296,126
Reimbursement to customers	13,822	13,822	13,822	—	—
Insurance payable	84,985	84,985	84,985	—	—
Derivative financial instruments	244,575	244,575	69,365	175,210	—
	28,600,568	43,161,111	10,309,962	24,032,950	8,818,199

(a) The total balance has been settled by the date of disclosure of these financial pages.
31.6    Capital management
The Company seeks capital alternatives in order to satisfy its operational needs, aiming at a capital structure that it considers adequate for the financial costs and the maturity dates of funding and its guarantees. The Company continuously monitors its net indebtedness.